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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22467

Kayne Anderson Midstream/Energy Fund, Inc.
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil

KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kayne Anderson Midstream/Energy Fund, Inc.

By (Signature and Title)*	/s/ James C. Baker
James C. Baker,
Chief Executive Officer

Date	August 14, 2020

*	Print the name and title of each signing officer under his or her signature.

Issuer	Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
BUCKEYE PARTNERS, L.P.	BPL	118230101	07/31/19	1	The Approval of: (i) the Agreement and Plan of Merger, dated as of May 10, 2019, by and among Buckeye Partners, L.P., a DE limited partnership, Hercules Intermediate Holdings LLC, a DE limited liability company ("Parent"), Hercules Merger Sub LLC, a DE limited liability company and a wholly owned subsidiary of Parent, Buckeye Pipe Line Services Company, a PA corporation, and Buckeye GP LLC, a DE limited liability company and the general partner of Buckeye Partners, L.P. and (ii) the transactions contemplated by the Agreement and Plan of Merger.	I	YES	FOR	FOR

				2	The approval, in a nonbinding advisory vote, of the compensation that may be paid or may become payable to Buckeye Partners, L.P.'s executive officers in the connection with, or following, the consummation of the merger contemplated by the Agreement and Plan of Merger.	I	YES	FOR	FOR

KNOT OFFSHORE PARTNERS LP	KNOP	Y4812510	09/25/19	1	Elect Director Andrew Beveridge	I	YES	FOR	FOR

					Please vote FOR if Units are Owned by a Resident of Norway for Purposes of the Tax Act on Income And Wealth, or vote AGAINST if Units are Not Held by a Resident of Norway for Purposes of the Tax Act on Income and Wealth	I	NO	DID NOT VOTE - Units Not Owned by Resident of Norway	NONE

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	09/27/19	1	Elect Director Alf Thorkildsen	I	YES	FOR	FOR

NEXTERA ENERGY PARTNERS, LP	NEP	65341B106	04/21/20	1a	Elect Director Susan D. Austin	I	YES	FOR	FOR

				1b	Elect Director Robert J. Byrne	I	YES	FOR	FOR

				1c	Elect Director Peter H. Kind	I	YES	FOR	FOR

				1d	Elect Director James L. Robo	I	YES	FOR	FOR

				2	Ratify Deloitte & Touche LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	04/23/20	1.1	Elect Director Chansoo Joung	I	YES	FOR	FOR

				1.2	Elect Director Michael N. Mears	I	YES	FOR	FOR

				1.3	Elect Director James R. Montague	I	YES	FOR	FOR

				2	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				3	Ratify Ernst & Young LLP as Auditors	I	YES	FOR	FOR

THE WILLIAMS COMPANIES, INC.	WMB	969457100	04/28/20	1.1	Elect Director Alan S. Armstrong	I	YES	FOR	FOR

				1.2	Elect Director Stephen W. Bergstrom	I	YES	FOR	FOR

				1.3	Elect Director Nancy K. Buese	I	YES	FOR	FOR

				1.4	Elect Director Stephen I. Chazen	I	YES	FOR	FOR

				1.5	Elect Director Charles I. Cogut	I	YES	FOR	FOR

				1.6	Elect Director Michael A. Creel	I	YES	FOR	FOR

				1.7	Elect Director Vicki L. Fuller	I	YES	FOR	FOR

				1.8	Elect Director Peter A. Ragauss	I	YES	FOR	FOR

				1.9	Elect Director Scott D. Sheffield	I	YES	FOR	FOR

				1.10	Elect Director Murray D. Smith	I	YES	FOR	FOR

				1.11	Elect Director William H. Spence	I	YES	FOR	FOR

				2	Amend Omnibus Stock Plan	I	YES	FOR	FOR

				3	Amend Qualified Employee Stock Purchase Plan	I	YES	FOR	FOR

				4	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				5	Ratify Ernst & Young LLP as Auditors	I	YES	FOR	FOR

TRANSALTA RENEWABLES INC.	RNW	893463109	04/28/20	1.1	Elect Director David W. Drinkwater	I	YES	FOR	FOR

				1.2	Elect Director Brett M. Gellner	I	YES	FOR	FOR

				1.3	Elect Director Allen R. Hagerman	I	YES	FOR	FOR

				1.4	Elect Director Kathryn B. McQuade	I	YES	FOR	FOR

				1.5	Elect Director Paul H.E. Taylor	I	YES	FOR	FOR

				1.6	Elect Director John H. Kousinioris	I	YES	FOR	FOR

				2	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Renumeration	I	YES	FOR	FOR

TC ENERGY CORPORATION	TRP	87807B107	05/01/20	1.1	Elect Director Stephan Cretier	I	YES	FOR	FOR

				1.2	Elect Director Michael R. Culbert	I	YES	FOR	FOR

				1.3	Elect Director Russell K. Girling	I	YES	FOR	FOR

				1.4	Elect Director Susan C. Jones	I	YES	FOR	FOR

				1.5	Elect Director Randy Limbacher	I	YES	FOR	FOR

				1.6	Elect Director John E. Lowe	I	YES	FOR	FOR

				1.7	Elect Director David MacNaughton	I	YES	FOR	FOR

				1.8	Elect Director Una Power	I	YES	FOR	FOR

				1.9	Elect Director Mary Pat Salomone	I	YES	FOR	FOR

				1.10	Elect Director Indira V. Samarasekera	I	YES	FOR	FOR

				1.11	Elect Director D. Michael G. Stewart	I	YES	FOR	FOR

				1.12	Elect Director Siim A. Vanaselja	I	YES	FOR	FOR

				1.13	Elect Director Thierry Vandal	I	YES	FOR	FOR

				1.14	Elect Director Steven W. Williams	I	YES	FOR	FOR

				2	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

ALTAGAS LTD.	ALA	21361100	05/01/20	1	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				2.1	Elect Director Victoria A. Calvert	I	YES	FOR	FOR

				2.2	Elect Director David W. Cornhill	I	YES	FOR	FOR

				2.3	Elect Director Randall L. Crawford	I	YES	FOR	FOR

				2.4	Elect Director Allan L. Edgeworth	I	YES	FOR	FOR

				2.5	Elect Director Robert B. Hodgins	I	YES	FOR	FOR

				2.6	Elect Director Cynthia Johnston	I	YES	FOR	FOR

				2.7	Elect Director Pentti O. Karkkainen	I	YES	FOR	FOR

				2.8	Elect Director Phillip R. Knoll	I	YES	FOR	FOR

				2.9	Elect Director Terry D. McCallister	I	YES	FOR	FOR

				2.10	Elect Director Linda G. Sullivan	I	YES	FOR	FOR

				2.11	Elect Director Nancy G. Tower	I	YES	FOR	FOR

				3	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

SEMPRA ENERGY	SRE	816851109	05/05/20	1.1	Elect Director Alan L. Boeckmann	I	YES	FOR	FOR

				1.2	Elect Director Kathleen L. Brown	I	YES	FOR	FOR

				1.3	Elect Director Andres Conesa	I	YES	FOR	FOR

				1.4	Elect Director Maria Contreras-Sweet	I	YES	FOR	FOR

				1.5	Elect Director Pablo A. Ferrero	I	YES	FOR	FOR

				1.6	Elect Director William D. Jones	I	YES	FOR	FOR

				1.7	Elect Director Jeffrey W. Martin	I	YES	FOR	FOR

				1.8	Elect Director Bethany J. Mayer	I	YES	FOR	FOR

				1.9	Elect Director Michael N. Mears	I	YES	FOR	FOR

				1.10	Elect Director Jack T. Taylor	I	YES	FOR	FOR

				1.11	Elect Director Cynthia L. Walker	I	YES	FOR	FOR

				1.12	Elect Director Cynthia J. Warner	I	YES	FOR	FOR

				1.13	Elect Director James C. Yardley	I	YES	FOR	FOR

				2	Ratify Deloitte & Touche LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				4	Require Independent Board Chair	S	YES	AGAINST	FOR

ENBRIDGE INC.	ENB	292950N105	05/05/20	1.1	Elect Director Pamela L. Carter	I	YES	FOR	FOR

				1.2	Elect Director Marcel R. Coutu	I	YES	FOR	FOR

				1.3	Elect Director Susan M. Cunningham	I	YES	FOR	FOR

				1.4	Elect Director Gregory L. Ebel	I	YES	FOR	FOR

				1.5	Elect Director J. Herb England	I	YES	FOR	FOR

				1.6	Elect Director Charles W. Fischer	I	YES	FOR	FOR

				1.7	Elect Director Gregory J. Goff	I	YES	FOR	FOR

				1.8	Elect Director V. Maureen Kempston Darkes	I	YES	FOR	FOR

				1.9	Elect Director Teresa S. Madden	I	YES	FOR	FOR

				1.10	Elect Director Al Monaco	I	YES	FOR	FOR

				1.11	Elect Director Dan C. Tutcher	I	YES	FOR	FOR

				2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Approve Shareholder Rights Plan	I	YES	FOR	FOR

				4	Amend By-Law No. 1 of Enbridge	I	YES	FOR	FOR

				5	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

ATLANTICA YIELD PLC	AY	G0751N103	05/05/20	1	Accept Financial Statements and Statutory Reports	I	YES	FOR	FOR

				2	Approve Remuneration Report	I	YES	FOR	FOR

				3	Approve Remuneration Policy	I	YES	FOR	FOR

				4	Elect Director Jackson Robinson	I	YES	FOR	FOR

				5	Elect Director Andrea Brentan	I	YES	FOR	FOR

				6	Elect Director Robert Dove	I	YES	FOR	FOR

				7	Elect Director Francisco J. Martinez	I	YES	FOR	FOR

				8	Authorise Issue of Equity	I	YES	FOR	FOR

				9	Authorise Issue of Equity without Pre-emptive Rights	I	YES	FOR	FOR

				10	Change Company Name to Atlantica Sustainable Infrastructure plc	I	YES	FOR	FOR

				11	Approve Matters Relating to the Relevant Distributions	I	YES	FOR	FOR

PHILLIPS 66	PSX	718546104	05/06/20	1a	Elect Director Charles M. Holley	I	YES	FOR	FOR

				1b	Elect Director Glenn F. Tilton	I	YES	FOR	FOR

				1c	Elect Director Marna C. Whittington	I	YES	FOR	FOR

				2	Ratify Ernst & Young LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				4	Report on Risks of Gulf Coast Petrochemical Investments	S	YES	AGAINST	FOR
PEMBINA PIPELINE CORPORATION	PPL	706327103	05/08/20	1.1	Elect Director Anne-Marie N. Ainsworth	I	YES	FOR	FOR

				1.2	Elect Director Michael (Mick) H. Dilger	I	YES	FOR	FOR

				1.3	Elect Director Randall J. Findlay	I	YES	FOR	FOR

				1.4	Elect Director Robert G. Gwin	I	YES	FOR	FOR

				1.5	Elect Director Maureen E. Howe	I	YES	FOR	FOR

				1.6	Elect Director Gordon J. Kerr	I	YES	FOR	FOR

				1.7	Elect Director David M.B. LeGresley	I	YES	FOR	FOR

				1.8	Elect Director Leslie A. O'Donoghue	I	YES	FOR	FOR

				1.9	Elect Director Bruce D. Rubin	I	YES	FOR	FOR

				1.1	Elect Director Henry W. Sykes	I	YES	FOR	FOR

				2	Approve KPMG LLP Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Amend Bylaws	I	YES	FOR	FOR

				4	Approve Advance Notice Requirement	I	YES	FOR	FOR

				5	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

INNERGEX RENEWABLE ENERGY INC.	INE	4579B104	05/12/20	1.1	Elect Director Jean La Couture	I	YES	FOR	FOR

				1.2	Elect Director Ross J. Beaty	I	YES	FOR	FOR

				1.3	Elect Director Nathalie Francisci	I	YES	FOR	FOR

				1.4	Elect Director Richard Gagnon	I	YES	FOR	FOR

				1.5	Elect Director Daniel Lafrance	I	YES	FOR	FOR

				1.6	Elect Director Michel Letellier	I	YES	FOR	FOR

				1.7	Elect Director Dalton James Patrick McGuinty	I	YES	FOR	FOR

				1.8	Elect Director Monique Mercier	I	YES	FOR	FOR

				1.9	Elect Director Ouma Sananikone	I	YES	FOR	FOR

				1.10	Elect Director Louis Veci	I	YES	FOR	FOR

				1.11	Elect Director Pierre G. Brodeur	I	YES	FOR	FOR

				2	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				3	Establish Range for Board Size (Minimum of Three to Maximum of Fourteen)	I	YES	FOR	FOR

				4	Approve Reduction in Stated Capital	I	YES	FOR	FOR

				5	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

KEYERA CORP.	KEY	493271100	05/12/20	1	Ratify Deloitte LLP as Auditors	I	YES	FOR	FOR

				2.1	Elect Director James Bertram	I	YES	FOR	FOR

				2.2	Elect Director Blair Goertzen	I	YES	FOR	FOR

				2.3	Elect Director Douglas Haughey	I	YES	FOR	FOR

				2.4	Elect Director Gianna Manes	I	YES	FOR	FOR

				2.5	Elect Director Donald Nelson	I	YES	FOR	FOR

				2.6	Elect Director Michael Norris	I	YES	FOR	FOR

				2.7	Elect Director Thomas O'Connor	I	YES	FOR	FOR

				2.8	Elect Director Charlene Ripley	I	YES	FOR	FOR

				2.9	Elect Director David Smith	I	YES	FOR	FOR

				2.10	Elect Director Janet Woodruff	I	YES	FOR	FOR

				3	Approve Shareholder Rights Plan	I	YES	FOR	FOR

				4	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

KINDER MORGAN, INC.	KMI	49456B101	05/13/20	1.1	Elect Director Richard D. Kinder	I	YES	FOR	FOR

				1.2	Elect Director Steven J. Kean	I	YES	FOR	FOR

				1.3	Elect Director Kimberly A. Dang	I	YES	FOR	FOR

				1.4	Elect Director Ted A. Gardner	I	YES	FOR	FOR

				1.5	Elect Director Anthony W. Hall, Jr.	I	YES	FOR	FOR

				1.6	Elect Director Gary L. Hultquist	I	YES	FOR	FOR

				1.7	Elect Director Ronald L. Kuehn, Jr.	I	YES	FOR	FOR

				1.8	Elect Director Deborah A. Macdonald	I	YES	FOR	FOR

				1.9	Elect Director Michael C. Morgan	I	YES	FOR	FOR

				1.10	Elect Director Arthur C. Reichstetter	I	YES	FOR	FOR

				1.11	Elect Director Fayez Sarofim	I	YES	FOR	FOR

				1.12	Elect Director C. Park Shaper	I	YES	FOR	FOR

				1.13	Elect Director William A. Smith	I	YES	FOR	FOR

				1.14	Elect Director Joel V. Staff	I	YES	FOR	FOR

				1.15	Elect Director Robert F. Vagt	I	YES	FOR	FOR

				1.16	Elect Director Perry M. Waughtal	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

TARGA RESOURCES CORP.	TRGP	87612G101	5/19/2020	1.1	Elect Director Charles R. Crisp	I	YES	FOR	FOR

				1.2	Elect Director Laura C. Fulton	I	YES	FOR	FOR

				1.3	Elect Director James W. Whalen	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

ONEOK, INC.	OKE	682680103	5/20/20	1.1	Elect Director Brian L. Derksen	I	YES	FOR	FOR

				1.2	Elect Director Julie H. Edwards	I	YES	FOR	FOR

				1.3	Elect Director John W. Gibson	I	YES	FOR	FOR

				1.4	Elect Director Mark W. Helderman	I	YES	FOR	FOR

				1.5	Elect Director Randall J. Larson	I	YES	FOR	FOR

				1.6	Elect Director Steven J. Malcolm	I	YES	FOR	FOR

				1.7	Elect Director Jim W. Mogg	I	YES	FOR	FOR

				1.8	Elect Director Pattye L. Moore	I	YES	FOR	FOR

				1.9	Elect Director Gary D. Parker	I	YES	FOR	FOR

				1.10	Elect Director Eduardo A. Rodriguez	I	YES	FOR	FOR

				1.11	Elect Director Terry K. Spencer	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditors	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	05/20/20	1.1	Elect Director Alexandra Pruner	I	YES	FOR	FOR

				1.2	Elect Director Lawrence M. Ziemba	I	YES	FOR	FOR

				2	Ratify PricewaterhouseCoopers LLP as Auditor	I	YES	FOR	FOR

				3	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

NORTHLAND POWER INC.	NPI	666511100	05/22/20	1	Elect Director John W. Brace	I	YES	FOR	FOR

				2	Elect Director James C. Temerty	I	YES	FOR	FOR

				3	Elect Director Linda L. Bertoldi	I	YES	FOR	FOR

				4	Elect Director Marie Bountrogianni	I	YES	FOR	FOR

				5	Elect Director Lisa Colnett	I	YES	FOR	FOR

				6	Elect Director Barry Gilmour	I	YES	FOR	FOR

				7	Elect Director Russell Goodman	I	YES	FOR	FOR

				8	Elect Director Keith Halbert	I	YES	FOR	FOR

				9	Elect Director Ian Pearce	I	YES	FOR	FOR

				10	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	I	YES	FOR	FOR

				11	Approve Advance Notice Requirement	I	YES	FOR	FOR

				12	Amend By-Law to Permit a Virtual Only Shareholder Meeting and Change Quorum Requirement for Shareholder Meetings from 10% to 25%	I	YES	FOR	FOR

				13	Advisory Vote on Executive Compensation Approach	I	YES	FOR	FOR

XCEL ENERGY INC.	XCEL	98389B100	05/22/20	1a	Elect Director Lynn Casey	I	YES	FOR	FOR

				1b	Elect Director Ben Fowke	I	YES	FOR	FOR

				1c	Elect Director Netha N. Johnson	I	YES	FOR	FOR

				1d	Elect Director George Kehl	I	YES	FOR	FOR

				1e	Elect Director Richard T. O'Brien	I	YES	FOR	FOR

				1f	Elect Director David K. Owens	I	YES	FOR	FOR

				1g	Elect Director Christopher J. Policinski	I	YES	FOR	FOR

				1h	Elect Director James T. Prokopanko	I	YES	FOR	FOR

				1i	Elect Director A. Patricia Sampson	I	YES	FOR	FOR

				1j	Elect Director James J. Sheppard	I	YES	FOR	FOR

				1k	Elect Director David A. Westerlund	I	YES	FOR	FOR

				1l	Elect Director Kim Williams	I	YES	FOR	FOR

				1m	Elect Director Timothy V. Wolf	I	YES	FOR	FOR

				1n	Elect Director Daniel Yohannes	I	YES	FOR	FOR

				2	Advisory Vote to Ratify Named Executive Officers' Compensation	I	YES	FOR	FOR

				3	Ratify Deloitte & Touche LLP as Auditors	I	YES	FOR	FOR

				4	Report on Costs and Benefits of Climate-Related Activities	S	YES	AGAINST	FOR

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	06/15/20	1	Issue Shares in Connection with Merger	I	YES	FOR	FOR

				2	Adjourn Meeting	I	YES	FOR	FOR